UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21718
                                                     ---------

                        Oppenheimer Dividend Growth Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 10/31/2007
                                                ----------



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                                                10.8%
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    7.3
--------------------------------------------------------------------------------
Pharmaceuticals                                                             6.8
--------------------------------------------------------------------------------
Commercial Banks                                                            6.3
--------------------------------------------------------------------------------
Aerospace & Defense                                                         5.4
--------------------------------------------------------------------------------
Diversified Financial Services                                              5.4
--------------------------------------------------------------------------------
Household Products                                                          3.9
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      3.8
--------------------------------------------------------------------------------
Machinery                                                                   3.5
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               3.4

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
General Electric Co.                                                        3.2%
--------------------------------------------------------------------------------
Apache Corp.                                                                2.5
--------------------------------------------------------------------------------
Chevron Corp.                                                               2.5
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.4
--------------------------------------------------------------------------------
Wachovia Corp.                                                              2.4
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.3
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.3
--------------------------------------------------------------------------------
Intel Corp.                                                                 2.2
--------------------------------------------------------------------------------
Wells Fargo & Co.                                                           2.2
--------------------------------------------------------------------------------
United Technologies Corp.                                                   2.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                      9 | OPPENHEIMER DIVIDEND GROWTH FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
SECTOR ALLOCATION

Financials                    17.5%
Industrials                   17.1
Information Technology        13.2
Energy                        11.3
Consumer Staples              10.6
Health Care                    9.2
Consumer Discretionary         8.8
Materials                      4.3
Telecommunication Services     4.0
Utilities                      4.0

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2007, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                      10 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund incepted on 6/30/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund incepted on 6/30/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund incepted on 6/30/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund incepted on 8/12/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      11 | OPPENHEIMER DIVIDEND GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of


                      12 | OPPENHEIMER DIVIDEND GROWTH FUND
the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 5/1/07        10/31/07      OCTOBER 31, 2007
------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $ 1,050.10    $ 5.60
------------------------------------------------------------------------------
Class A Hypothetical               1,000.00      1,019.76      5.51
------------------------------------------------------------------------------
Class B Actual                     1,000.00      1,046.40      9.53
------------------------------------------------------------------------------
Class B Hypothetical               1,000.00      1,015.93      9.39
------------------------------------------------------------------------------
Class C Actual                     1,000.00      1,046.50      9.53
------------------------------------------------------------------------------
Class C Hypothetical               1,000.00      1,015.93      9.39
------------------------------------------------------------------------------
Class N Actual                     1,000.00      1,048.90      6.84
------------------------------------------------------------------------------
Class N Hypothetical               1,000.00      1,018.55      6.74

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended October 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.08%
-----------------------------
Class B             1.84
-----------------------------
Class C             1.84
-----------------------------
Class N             1.32

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                      13 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS  October 31, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--95.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.4%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.4%
McDonald's Corp.                                          37,200   $  2,220,840
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                         57,800      2,327,606
                                                                   -------------
                                                                      4,548,446

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.1%
Fortune Brands, Inc.                                      16,800      1,407,336
--------------------------------------------------------------------------------
MEDIA--1.1%
McGraw-Hill Cos., Inc. (The)                              29,600      1,481,184
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.3%
Staples, Inc.                                             71,000      1,657,140
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Nike, Inc., Cl. B                                         31,000      2,054,060
--------------------------------------------------------------------------------
CONSUMER STAPLES--10.1%
--------------------------------------------------------------------------------
BEVERAGES--1.5%
PepsiCo, Inc.                                             26,600      1,960,952
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.4%
Kellogg Co.                                               38,600      2,037,694
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                  35,812      1,196,479
                                                                   -------------
                                                                      3,234,173

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.9%
Colgate-Palmolive Co.                                     35,000      2,669,450
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                36,800      2,558,336
                                                                   -------------
                                                                      5,227,786

--------------------------------------------------------------------------------
TOBACCO--2.3%
Altria Group, Inc.                                        41,800      3,048,474
--------------------------------------------------------------------------------
ENERGY--10.8%
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--10.8%
Apache Corp. 1                                            32,100      3,332,301
--------------------------------------------------------------------------------
Chevron Corp.                                             35,600      3,257,756
--------------------------------------------------------------------------------
ConocoPhillips                                            29,000      2,463,840
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                         30,500      2,805,695
--------------------------------------------------------------------------------
Spectra Energy Corp.                                      96,900      2,517,462
                                                                   -------------
                                                                     14,377,054


                      14 | OPPENHEIMER DIVIDEND GROWTH FUND

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
FINANCIALS--16.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.0%
Lehman Brothers Holdings, Inc.                            16,400   $  1,038,776
--------------------------------------------------------------------------------
Northern Trust Corp.                                      20,900      1,571,889
                                                                   -------------
                                                                      2,610,665

--------------------------------------------------------------------------------
COMMERCIAL BANKS--6.3%
U.S. Bancorp                                              70,000      2,321,200
--------------------------------------------------------------------------------
Wachovia Corp.                                            69,900      3,196,527
--------------------------------------------------------------------------------
Wells Fargo & Co.                                         85,600      2,911,256
                                                                   -------------
                                                                      8,428,983

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.4%
Bank of America Corp.                                     57,700      2,785,756
--------------------------------------------------------------------------------
Citigroup, Inc.                                           73,100      3,062,890
--------------------------------------------------------------------------------
CME Group, Inc.                                            2,000      1,332,500
                                                                   -------------
                                                                      7,181,146

--------------------------------------------------------------------------------
INSURANCE--3.1%
American International Group, Inc.                        15,800        997,296
--------------------------------------------------------------------------------
Chubb Corp.                                               33,600      1,792,560
--------------------------------------------------------------------------------
Prudential Financial, Inc.                                13,800      1,334,736
                                                                   -------------
                                                                      4,124,592

--------------------------------------------------------------------------------
HEALTH CARE--8.8%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Bard (C.R.), Inc.                                         18,700      1,563,507
--------------------------------------------------------------------------------
Medtronic, Inc.                                           23,100      1,095,864
                                                                   -------------
                                                                      2,659,371

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.8%
Abbott Laboratories                                       43,700      2,386,894
--------------------------------------------------------------------------------
Johnson & Johnson                                         29,600      1,929,032
--------------------------------------------------------------------------------
Pfizer, Inc.                                              95,600      2,352,716
--------------------------------------------------------------------------------
Wyeth                                                     49,400      2,402,322
                                                                   -------------
                                                                      9,070,964


                      15 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
INDUSTRIALS--16.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.4%
Boeing Co.                                                24,300   $  2,395,737
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                    25,900      1,937,579
--------------------------------------------------------------------------------
United Technologies Corp.                                 37,400      2,864,466
                                                                   -------------
                                                                      7,197,782

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.8%
FedEx Corp.                                               10,100      1,043,734
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--2.0%
Emerson Electric Co.                                      51,600      2,697,132
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.2%
General Electric Co.                                     102,600      4,223,016
--------------------------------------------------------------------------------
MACHINERY--3.5%
Caterpillar, Inc.                                         25,000      1,865,250
--------------------------------------------------------------------------------
Deere & Co.                                                8,700      1,347,630
--------------------------------------------------------------------------------
Paccar, Inc.                                              25,750      1,430,670
                                                                   -------------
                                                                      4,643,550

--------------------------------------------------------------------------------
ROAD & RAIL--1.5%
Norfolk Southern Corp.                                    37,000      1,911,050
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.7%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.7%
International Business Machines Corp.                     19,200      2,229,504
--------------------------------------------------------------------------------
IT SERVICES--1.3%
Automatic Data Processing, Inc.                           34,300      1,699,908
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.3%
Intel Corp.                                              110,500      2,972,450
--------------------------------------------------------------------------------
Linear Technology Corp.                                   70,900      2,341,118
--------------------------------------------------------------------------------
Microchip Technology, Inc.                                79,200      2,627,064
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                   52,800      1,721,280
                                                                   -------------
                                                                      9,661,912

--------------------------------------------------------------------------------
SOFTWARE--2.4%
Microsoft Corp.                                           87,300      3,213,513
--------------------------------------------------------------------------------
MATERIALS--4.1%
--------------------------------------------------------------------------------
CHEMICALS--2.6%
Monsanto Co. 1                                            15,500      1,513,265
--------------------------------------------------------------------------------
Praxair, Inc.                                             23,700      2,025,876
                                                                   -------------
                                                                      3,539,141


                      16 | OPPENHEIMER DIVIDEND GROWTH FUND

                                                          SHARES          VALUE
--------------------------------------------------------------------------------
METALS & MINING--1.5%
Allegheny Technologies, Inc.                              19,100   $  1,951,447
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
AT&T, Inc.                                                59,800      2,499,042
--------------------------------------------------------------------------------
Verizon Communications, Inc.                              55,300      2,547,671
                                                                   -------------
                                                                      5,046,713

--------------------------------------------------------------------------------
UTILITIES--3.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.9%
Duke Energy Corp.                                         66,400      1,272,888
--------------------------------------------------------------------------------
PPL Corp.                                                 24,800      1,282,160
--------------------------------------------------------------------------------
Southern Co.                                              34,100      1,250,106
                                                                   -------------
                                                                      3,805,154

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.9%
SCANA Corp.                                               30,400      1,233,936
                                                                   -------------
Total Common Stocks (Cost $115,068,074)                             127,169,818

--------------------------------------------------------------------------------
PREFERRED STOCKS--2.2%
--------------------------------------------------------------------------------
Schering-Plough Corp., 6% Cv. (Cost $3,057,582)           11,000      2,939,310

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.8%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E,
5.20% 2,3
(Cost $2,467,701)                                      2,467,701      2,467,701

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $120,593,357)             99.7%   132,576,829
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                              0.3        344,085
                                                       -------------------------
NET ASSETS                                                 100.0%  $132,920,914
                                                       =========================


                      17 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                    CONTRACTS   EXPIRATION   EXERCISE    PREMIUM
                              SUBJECT TO CALL        DATES      PRICE   RECEIVED       VALUE
---------------------------------------------------------------------------------------------
Apache Corp.                              161     11/19/07       $100   $ 12,788   $  85,330
Monsanto Co.                               78     11/19/07         95      7,571      33,540
                                                                        ---------------------
                                                                        $ 20,359   $ 118,870
                                                                        =====================

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                    SHARES       GROSS         GROSS             SHARES
                                            APRIL 30, 2007    ADDITIONS   REDUCTIONS   OCTOBER 31, 2007
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                         3,008,283   33,329,436   33,870,018          2,467,701

                                                                                               DIVIDEND
                                                                               VALUE             INCOME
--------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                                  $2,467,701            $86,986

3. Rate shown is the 7-day yield as of October 31, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

October 31, 2007
-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $118,125,656)                                                   $ 130,109,128
Affiliated companies (cost $2,467,701)                                                           2,467,701
                                                                                             --------------
                                                                                               132,576,829
-----------------------------------------------------------------------------------------------------------
Cash                                                                                                 5,661
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                 574,987
Dividends                                                                                          191,441
Other                                                                                                1,422
                                                                                             --------------
Total assets                                                                                   133,350,340

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $20,359)--see accompanying
statement of investments                                                                           118,870
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                             227,090
Distribution and service plan fees                                                                  27,362
Shareholder communications                                                                          22,318
Transfer and shareholder servicing agent fees                                                       15,761
Trustees' compensation                                                                               4,931
Other                                                                                               13,094
                                                                                             --------------
Total liabilities                                                                                  429,426

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 132,920,914
                                                                                             ==============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $      10,608
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     118,782,365
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   45,315
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                     2,197,665
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      11,884,961
                                                                                             --------------
NET ASSETS                                                                                   $ 132,920,914
                                                                                             ==============


                      19 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$95,243,001 and 7,592,441 shares of beneficial interest outstanding)                   $ 12.54
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                     $ 13.31
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,316,144 and
1,065,831 shares of beneficial interest outstanding)                                   $ 12.49
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $21,709,151 and
1,737,994 shares of beneficial interest outstanding)                                   $ 12.49
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,652,618 and
211,694 shares of beneficial interest outstanding)                                     $ 12.53

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended October 31, 2007
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                     $  1,360,624
Affiliated companies                                                             86,986
----------------------------------------------------------------------------------------
Interest                                                                          2,884
----------------------------------------------------------------------------------------
Other income                                                                         60
                                                                           -------------
Total investment income                                                       1,450,554

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                                 387,355
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                         103,843
Class B                                                                          61,928
Class C                                                                          99,896
Class N                                                                           5,973
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                          53,752
Class B                                                                          12,359
Class C                                                                          14,700
Class N                                                                           1,440
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          13,623
Class B                                                                           3,587
Class C                                                                           3,649
Class N                                                                             378
----------------------------------------------------------------------------------------
Trustees' compensation                                                            1,861
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                         307
----------------------------------------------------------------------------------------
Other                                                                            18,498
                                                                           -------------
Total expenses                                                                  783,149
Less reduction to custodian expenses                                               (126)
Less waivers and reimbursements of expenses                                     (12,895)
                                                                           -------------
Net expenses                                                                    770,128

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                           680,426


                      21 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Net realized gain on:
Investments from unaffiliated companies (including premiums on options exercised)      $  1,209,972
Closing and expiration of option contracts written                                          379,944
                                                                                       -------------
Net realized gain                                                                         1,589,916
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                               3,596,552
Option contracts written                                                                    (97,649)
                                                                                       -------------
Net change in unrealized appreciation                                                     3,498,903

----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $  5,769,245
                                                                                       =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           SIX MONTHS             YEAR
                                                                                ENDED            ENDED
                                                                     OCTOBER 31, 2007        APRIL 30,
                                                                          (UNAUDITED)             2007
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                   $     680,426    $     721,184
-------------------------------------------------------------------------------------------------------
Net realized gain                                                           1,589,916          931,507
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                       3,498,903        7,065,450
                                                                        -------------------------------
Net increase in net assets resulting from operations                        5,769,245        8,718,141

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                      (558,842)        (573,928)
Class B                                                                       (35,684)         (52,312)
Class C                                                                       (59,614)         (80,871)
Class N                                                                       (12,821)         (14,068)
                                                                        -------------------------------
                                                                             (666,961)        (721,179)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                            --         (199,769)
Class B                                                                            --          (37,445)
Class C                                                                            --          (57,896)
Class N                                                                            --           (5,590)
                                                                        -------------------------------
                                                                                   --         (300,700)

-------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                    20,133,696       41,703,317
Class B                                                                     1,403,863        5,910,081
Class C                                                                     2,918,533       10,191,239
Class N                                                                       495,871        1,347,152
                                                                        -------------------------------
                                                                           24,951,963       59,151,789

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase                                                             30,054,247       66,848,051
-------------------------------------------------------------------------------------------------------
Beginning of period                                                       102,866,667       36,018,616
                                                                        -------------------------------
End of period (including accumulated net investment income of
$45,315 and $31,850, respectively)                                      $ 132,920,914    $ 102,866,667
                                                                        ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                        ENDED
                                                             OCTOBER 31, 2007       YEAR ENDED APRIL 30,
CLASS A                                                           (UNAUDITED)           2007      2006 1
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 12.02        $ 10.78     $ 10.00
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                   .08            .16         .12
Net realized and unrealized gain                                          .52           1.28         .74
                                                                      ------------------------------------
Total from investment operations                                          .60           1.44         .86
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                     (.08)          (.15)       (.08)
Distributions from net realized gain                                       --           (.05)         -- 3
                                                                      ------------------------------------
Total dividends and/or distributions to shareholders                     (.08)          (.20)       (.08)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 12.54        $ 12.02     $ 10.78
                                                                      ====================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                       5.01%         13.51%       8.64%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $95,243        $71,477     $24,588
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $83,870        $41,360     $12,907
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                    1.35%          1.41%       1.34%
Total expenses                                                           1.09% 6        1.12% 6     1.21%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                       1.08%          1.10%       1.07%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    23%            39%         46%

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended October 31, 2007                  1.09%
     Year Ended April 30, 2007                          1.12%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER DIVIDEND GROWTH FUND

                                                                   SIX MONTHS
                                                                        ENDED
                                                             OCTOBER 31, 2007       YEAR ENDED APRIL 30,
CLASS B                                                           (UNAUDITED)           2007      2006 1
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 11.97        $ 10.74     $ 10.00
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                   .04            .08         .06
Net realized and unrealized gain                                          .52           1.27         .72
                                                                      ------------------------------------
Total from investment operations                                          .56           1.35         .78
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                     (.04)          (.07)       (.04)
Distributions from net realized gain                                       --           (.05)         -- 3
                                                                      ------------------------------------
Total dividends and/or distributions to shareholders                     (.04)          (.12)       (.04)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 12.49        $ 11.97     $ 10.74
                                                                      ====================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                       4.64%         12.68%       7.88%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $13,316        $11,386     $ 4,523
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $12,296        $ 7,616     $ 1,867
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                    0.60%          0.68%       0.61%
Total expenses                                                           1.94% 6        1.93% 6     2.07%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                       1.84%          1.85%       1.80%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    23%            39%         46%

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended October 31, 2007                  1.94%
     Year Ended April 30, 2007                          1.93%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      25 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                                   SIX MONTHS
                                                                        ENDED
                                                             OCTOBER 31, 2007       YEAR ENDED APRIL 30,
CLASS C                                                           (UNAUDITED)           2007      2006 1
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 11.97        $ 10.74     $ 10.00
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                   .04            .07         .07
Net realized and unrealized gain                                          .52           1.29         .71
                                                                      ------------------------------------
Total from investment operations                                          .56           1.36         .78
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                     (.04)          (.08)       (.04)
Distributions from net realized gain                                       --           (.05)         -- 3
                                                                      ------------------------------------
Total dividends and/or distributions to shareholders                     (.04)          (.13)       (.04)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 12.49        $ 11.97     $ 10.74
                                                                      ====================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                       4.65%         12.71%       7.87%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $21,709        $17,949     $ 6,337
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $19,837        $11,319     $ 2,789
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                    0.60%          0.66%       0.61%
Total expenses                                                           1.87% 6        1.88% 6     2.03%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                       1.84%          1.85%       1.80%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    23%            39%         46%

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended October 31, 2007                  1.87%
     Year Ended April 30, 2007                          1.88%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      26 | OPPENHEIMER DIVIDEND GROWTH FUND

                                                                   SIX MONTHS
                                                                        ENDED
                                                             OCTOBER 31, 2007       YEAR ENDED APRIL 30,
CLASS N                                                           (UNAUDITED)           2007      2006 1
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 12.01        $ 10.77     $ 10.18
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                   .07            .13         .08
Net realized and unrealized gain                                          .52           1.29         .58
                                                                      ------------------------------------
Total from investment operations                                          .59           1.42         .66
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                                     (.07)          (.13)       (.07)
Distributions from net realized gain                                       --           (.05)         -- 3
                                                                      ------------------------------------
Total dividends and/or distributions to shareholders                     (.07)          (.18)       (.07)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $ 12.53        $ 12.01     $ 10.77
                                                                      ====================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                                       4.89%         13.30%       6.51%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $ 2,653        $ 2,055     $   571
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $ 2,373        $ 1,153     $   326
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                                    1.12%          1.14%       1.11%
Total expenses                                                           1.34% 6        1.36% 6     1.57%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                       1.32%          1.35%       1.35%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                    23%            39%         46%

1. For the period from August 12, 2005 (inception of offering) to April 30,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

     Six Months Ended October 31, 2007                  1.34%
     Year Ended April 30, 2007                          1.36%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      27 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Dividend Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek to maximize total return through both capital appreciation and income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which


                      28 | OPPENHEIMER DIVIDEND GROWTH FUND
market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                      29 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      As of October 31, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $13,746 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of October 31, 2007, it is estimated that the Fund will utilize $13,746 of capital loss carryforward to offset realized capital gains. During the fiscal year ended April 30, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of April 30, 2007, the Fund had available for federal income tax purposes straddle losses of $13,746.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended October 31, 2007, the Fund's projected benefit obligations were increased by $937 and payments of $541 were made to retired trustees, resulting in an accumulated liability of $3,424 as of October 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.


                      30 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  SIX MONTHS ENDED OCTOBER 31, 2007    YEAR ENDED APRIL 30, 2007
                                             SHARES          AMOUNT       SHARES          AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                                      2,286,095   $  27,935,654    4,590,019   $  51,988,090
Dividends and/or
distributions reinvested                     42,035         520,756       62,365         705,507
Redeemed                                   (682,322)     (8,322,714)    (987,221)    (10,990,280)
                                         --------------------------------------------------------
Net increase                              1,645,808   $  20,133,696    3,665,163   $  41,703,317
                                         ========================================================


                      31 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                  SIX MONTHS ENDED OCTOBER 31, 2007    YEAR ENDED APRIL 30, 2007
                                             SHARES          AMOUNT       SHARES          AMOUNT
-------------------------------------------------------------------------------------------------
CLASS B
Sold                                        269,913   $   3,287,981      851,568   $   9,534,380
Dividends and/or
distributions reinvested                      2,705          33,401        7,106          80,593
Redeemed                                   (157,766)     (1,917,519)    (328,744)     (3,704,892)
                                         --------------------------------------------------------
Net increase                                114,852   $   1,403,863      529,930   $   5,910,081
                                         ========================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                                        384,926   $   4,692,169    1,088,029   $  12,230,746
Dividends and/or
distributions reinvested                      4,107          50,686       10,260         116,377
Redeemed                                   (150,395)     (1,824,322)    (188,744)     (2,155,884)
                                         --------------------------------------------------------
Net increase                                238,638   $   2,918,533      909,545     $10,191,239
                                         ========================================================

-------------------------------------------------------------------------------------------------
CLASS N
Sold                                         48,844   $     596,116      128,929   $   1,468,912
Dividends and/or
distributions reinvested                      1,035          12,814        1,734          19,641
Redeemed                                     (9,319)       (113,059)     (12,562)       (141,401)
                                         --------------------------------------------------------
Net increase                                 40,560   $     495,871      118,101   $   1,347,152
                                         ========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended October 31, 2007, were as follows:

                                          PURCHASES          SALES
------------------------------------------------------------------
Investment securities                   $51,380,912    $25,959,234

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                     FEE SCHEDULE
                     --------------------------------------
                     Up to $200 million              0.650%
                     Next $200 million               0.625
                     Next $200 million               0.600
                     Next $200 million               0.575
                     Next $200 million               0.550
                     Over $1.0 billion               0.500

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2007, the Fund paid $77,121 to OFS for services to the Fund.


                      32 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B, Class C and Class N shares were $112,823, $116,653 and $17,103, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                  CLASS A         CLASS B         CLASS C         CLASS N
                                  CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                                FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                            SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                              RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
October 31, 2007                 $110,561          $1,087          $7,705          $2,723            $124


                      33 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total expenses" or "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses" will not exceed 1.10% for Class A shares, 1.85% for Class B and Class C shares and 1.35% for Class N shares. During the six months ended October 31, 2007, the Manager reimbursed the Fund $3,020, $5,905, $2,151 and $183 for Class A, Class B, Class C and Class N shares, respectively. That voluntary undertaking may be revised or terminated by the Manager at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended October 31, 2007, the Manager waived $1,636 for IMMF management fees.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.


                      34 | OPPENHEIMER DIVIDEND GROWTH FUND

Written option activity for the six months ended October 31, 2007 was as follows:

                                               CALL OPTIONS
                                   ------------------------
                                   NUMBER OF      AMOUNT OF
                                   CONTRACTS       PREMIUMS
-----------------------------------------------------------
Options outstanding as of
April 30, 2007                           162      $   7,283
Options written                        9,703        470,813
Options closed or expired             (8,514)      (407,944)
Options exercised                     (1,112)       (49,793)
                                   ------------------------
Options outstanding as of
October 31, 2007                         239      $  20,359
                                   ========================

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of October 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                      35 | OPPENHEIMER DIVIDEND GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      36 | OPPENHEIMER DIVIDEND GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                      37 | OPPENHEIMER DIVIDEND GROWTH FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Neil M. McCarthy and Joseph R. Higgins, the portfolio managers for the Fund, and the Manager's Growth investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load large-cap core funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year and since inception performance were below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Manager has agreed to voluntarily waive management fees and/or reimburse expenses so that total expenses will not exceed the following limits: 1.10% for Class A shares, 1.85% for Class B and Class C shares, and 1.35% for Class N shares. The Manager may modify or terminate that undertaking at any time without


                      38 | OPPENHEIMER DIVIDEND GROWTH FUND
notice to shareholders. The Board noted that the Fund's contractual and actual management fees and total expenses were lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      39 | OPPENHEIMER DIVIDEND GROWTH FUND


ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semiannual reports.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)      (1) Not applicable to semiannual reports.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Dividend Growth Fund

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer
Date:    12/11/2007

By:      /s/ Brian W. Wixed
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer
Date:    12/11/2007